COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Off balance sheet arrangements
Payments due, total	$ 7,270,649
Payments due, year 1	2,400,763
Payments due, years 2-3	3,338,096
Payments due, years 4-5	1,494,052
Payments due, more than 5 years	37,738
Purchase obligations
Off balance sheet arrangements
Payments due, total	7,136,605
Payments due, year 1	2,396,634
Payments due, years 2-3	3,307,915
Payments due, years 4-5	1,394,318
Payments due, more than 5 years	37,738
Guarantees
Off balance sheet arrangements
Payments due, total	19,793
Payments due, year 1	3,909
Payments due, years 2-3	15,884
Letters of credit
Off balance sheet arrangements
Payments due, total	114,251
Payments due, year 1	220
Payments due, years 2-3	14,297
Payments due, years 4-5	$ 99,734